Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions		Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024
Disclosure Of Deposits [line items]
Payable after notice	[1],[2],[3]	$ 225,412
Payable on a fixed date	[1],[4]	478,329
Total	[1]	946,842	$ 945,843	$ 943,849
Canada [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	183,943
Payable on a fixed date	[4]	326,237
Total		681,662	685,799	686,817
United States [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	3,932
Payable on a fixed date	[4]	47,908
Total		91,685	88,831	90,442
United Kingdom [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	307
Payable on a fixed date	[4]	35,512
Total		35,819	32,120	27,091
Mexico [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	13,725
Payable on a fixed date	[4]	17,385
Total		38,581	37,022	36,751
Peru [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	5,892
Payable on a fixed date	[4]	7,004
Total		18,730	19,133	17,710
Chile [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	136
Payable on a fixed date	[4]	15,936
Total		22,568	24,113	23,232
Colombia [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	3,444
Payable on a fixed date	[4]	5,478
Total		9,446	8,898	8,102
Other International [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	14,033
Payable on a fixed date	[4]	22,869
Total		48,351	49,927	53,704
Personal [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	153,696
Payable on a fixed date	[4]	131,290
Total		301,464	301,069	298,821
Business and government [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	69,439
Payable on a fixed date	[4]	321,451
Total		605,934	604,307	600,114
Financial institution [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	2,277
Payable on a fixed date	[4]	25,588
Total		39,444	$ 40,467	$ 44,914
Interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[5]	198,296
Interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	147,533
Interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	39,707
Interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	149
Interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	5,793
Interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	1,545
Interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	24
Interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	3,545
Interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	5,862
Interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	182,026
Interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	10,408
Non- interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[5]	44,805
Non- interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	23,949
Non- interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	138
Non- interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	7,322
Non- interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	41
Non- interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	4,951
Non- interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	500
Non- interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	7,904
Non- interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	10,616
Non- interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	33,018
Non- interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	$ 1,171

[1]	Deposits denominated in U.S. dollars amount to $284,432 (April 30, 2025 – $293,366 ; October 31, 2024 – $295,316), deposits denominated in Chilean pesos amount to $19,406 (April 30, 2025 – $20,184; October 31, 2024 – $19,271), deposits denominated in Mexican pesos amount to $35,379 (April 30, 2025 – $33,975; October 31, 2024 – $34,416) and deposits denominated in other foreign currencies amount to $116,535 (April 30, 2025 – $114,253; October 31, 2024 – $109,683).
[2]	Deposits payable after notice include all deposits for which the Bank requires notice of withdrawal, generally savings accounts.
[3]	Includes $135 (April 30, 2025 – $123; October 31, 2024 – $124) of non-interest-bearing deposits.
[4]	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
[5]	Deposits payable on demand include all deposits for which the Bank does not have the right to notice of withdrawal, generally chequing accounts.